Taxation (Details 4) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets, current
Net operating loss carry forwards	¥ 5,282	¥ 6,565
Accrued salaries and other expenses	6,241	3,329
Advertising expenses	14,082	18,799
Government subsidies	169	169
Other	760	616
Total: deferred tax assets, current	26,534	29,478
Total: deferred tax assets	26,534	29,478
Less: valuation allowance
Total: valuation allowance	(18,594)	(20,496)	¥ (19,863)	¥ (17,315)
Net deferred tax assets	7,940	8,982
Deferred tax liabilities, non-current
Withholding income tax for dividends	9,441	6,517
Net operating loss carry forwards
Less: valuation allowance
Total: valuation allowance	(4,337)	(4,667)
Advertising expenses
Less: valuation allowance
Total: valuation allowance	(13,876)	(15,448)
Other
Less: valuation allowance
Total: valuation allowance	¥ (381)	¥ (381)